PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment
	December 31,
	2016	2017
Cost:

Land and buildings	$6,629	$7,311
Machinery and equipment	2,725	3,129
Motor vehicles	1,664	1,958
Promotional displays	526	600
Office furniture and equipment	4,166	4,619
Leasehold improvements	722	906

	16,432	18,523
Accumulated depreciation:

Buildings	3,742	4,283
Machinery and equipment	2,745	2,446
Motor vehicles	959	1,165
Promotional displays	382	453
Office furniture and equipment	2,784	3,861
Leasehold improvements	519	597

	11,131	12,805

Property and equipment, net	$5,301	$5,718